Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements Captions [Line Items]
Balance	$ 124,144	$ 134,838	$ 202,725	$ 248,828	$ 214,738	$ 227,891
Balance (in shares)	58,334,115	40,547,379	39,347,991	39,197,991
Shares issued on exercise of options				$ 1,412	$ 3,793	$ 2,635
Shares issued on exercise of options (in shares)			0	150,000	433,000	578,000
Shares issued on equity awards	$ 5,493		$ 5,162
Stock-based compensation expenses	0	$ 101	213	$ 433	$ 1,002	$ 539
Net Income (Loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Foreign currency translation adjustment	13,549	(3,048)	(20,398)	5,485	13,597	(3,136)
Others	0	0	0	0	5
Balance	$ 172,332	$ 124,144	$ 134,838	$ 202,725	$ 248,828	214,738
Balance (in shares)	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 584	$ 405	$ 393	$ 392	$ 386	$ 382
Balance (in shares)	58,334,115	40,547,379	39,347,991	39,197,991	38,631,991	38,186,991
Shares issued on exercise of options				$ 1	$ 6	$ 4
Shares issued on exercise of options (in shares)				150,000	566,000	445,000
Shares issued on equity awards	$ 18		$ 12
Balance	$ 602	$ 584	$ 405	$ 393	$ 392	$ 386
Balance (in shares)	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991	38,631,991
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 314,914	$ 272,291	$ 266,928	$ 265,084	$ 260,295	$ 257,125
Shares issued on exercise of options				1,411	3,787	2,631
Shares issued on equity awards	5,475		5,150
Stock-based compensation expenses		101	213	433	1,002	539
Balance	320,389	314,914	272,291	266,928	265,084	260,295
Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(167,567)	(117,119)	(64,255)	(10,822)	(26,520)	(13,329)
Net Income (Loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Others					5
Balance	(138,421)	(167,567)	(117,119)	(64,255)	(10,822)	(26,520)
Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(23,787)	(20,739)	(341)	(5,826)	(19,423)	(16,287)
Foreign currency translation adjustment	13,549	(3,048)	(20,398)	5,485	13,597	(3,136)
Balance	(10,238)	(23,787)	(20,739)	(341)	(5,826)	(19,423)
Parent Company
Condensed Financial Statements Captions [Line Items]
Balance	$ 124,142	$ 134,838	$ 202,724	$ 248,828	214,738	227,891
Balance (in shares)	58,334,115	40,547,379	39,347,991	39,197,991
Shares issued on exercise of options				$ 1,412	3,793	2,635
Shares issued on equity awards	$ 5,495	$ 42,700	$ 5,162
Stock-based compensation expenses		101	213	433	1,002	539
Net Income (Loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Foreign currency translation adjustment	13,550	(3,049)	(20,397)	5,484	13,597	(3,136)
Others					5
Balance	$ 172,333	$ 124,142	$ 134,838	$ 202,724	$ 248,828	214,738
Balance (in shares)	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Parent Company | Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 583	$ 405	$ 393	$ 392	$ 386	$ 382
Balance (in shares)	58,334,115	40,547,379	39,347,991	39,197,991	38,631,991	38,186,991
Shares issued on exercise of options				$ 1	$ 6	$ 4
Shares issued on exercise of options (in shares)				150,000	566,000	445,000
Shares issued on private placement and equity awards	1,869,099	17,786,736	1,199,388
Shares issued on equity awards	$ 19	$ 178	$ 12
Balance	$ 602	$ 583	$ 405	$ 393	$ 392	$ 386
Balance (in shares)	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991	38,631,991
Parent Company | Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 314,914	$ 272,291	$ 266,928	$ 265,084	$ 260,295	$ 257,125
Shares issued on exercise of options				1,411	3,787	2,631
Shares issued on equity awards	5,476	42,522	5,150
Stock-based compensation expenses		101	213	433	1,002	539
Balance	320,390	314,914	272,291	266,928	265,084	260,295
Parent Company | Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(167,567)	(117,119)	(64,255)	(10,822)	(26,520)	(13,329)
Net Income (Loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Others					5
Balance	(138,421)	(167,567)	(117,119)	(64,255)	(10,822)	(26,520)
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(23,788)	(20,739)	(342)	(5,826)	(19,423)	(16,287)
Foreign currency translation adjustment	13,550	(3,049)	(20,397)	5,484	13,597	(3,136)
Balance	$ (10,238)	$ (23,788)	$ (20,739)	$ (342)	$ (5,826)	$ (19,423)